Consolidated Statements of Financial Position	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Non-current assets
Financial assets, at fair value through other comprehensive income	RM 127,618,662	$ 28,547,482	RM 38,368,829
Financial assets, at fair value through profit and loss			72,793
Property and equipment	2,561,914	573,084	3,198,123
Right-of-use assets	539,443	120,670	1,203,941
Intangible assets	32,583,106	7,288,633	4,700,894
Loan receivables	29,336,072	6,562,292	21,198,300
Deferred tax assets			339,650
Total non-current assets	192,639,197	43,092,161	69,082,530
Current assets
Trade and other receivables	134,153,017	30,009,175	28,949,592
Loan receivables	45,971,489	10,283,529	15,378,236
Tax recoverable	330,702	73,976
Cash and bank balances	36,214,258	8,100,899	4,637,279
Total current assets	216,669,466	48,467,579	48,965,107
Total assets	409,308,663	91,559,740	118,047,637
Current liabilities
Trade and other payables	19,737,412	4,415,133	19,383,929
Warrant liabilities	148,887	33,305	1,964,335
Lease liabilities	368,501	82,431	710,367
Bank and other borrowings	717,300	160,455	677,277
Amount due to related parties	2,177,580	487,111
Income tax payable			251,212
Total current liabilities	23,149,680	5,178,435	22,987,120
Non-current liabilities
Lease liabilities	167,879	37,553	544,973
Bank and other borrowings	98,059	21,936	245,322
Amount due to related parties			1,300,359
Total non-current labilities	265,938	59,489	2,090,654
Total liabilities	23,415,618	5,237,924	25,077,774
Capital and reserves
Share capital	341,516,993	76,395,175	44,009,131
Capital reserve	6,532,560	1,461,292	6,532,560
Fair value reserve	(2,148,458)	(480,596)	1,676,880
Translation reserve	(4,387,851)	(981,534)	2,696,335
Retained earnings	44,385,412	9,928,734	42,147,317
Attributable to equity owners of the Company	385,898,656	86,323,071	97,062,223
Non-controlling interests	(5,611)	(1,255)	(4,092,360)
Total equity	385,893,045	86,321,816	92,969,863
Total liabilities and equity	RM 409,308,663	$ 91,559,740	RM 118,047,637